Other Operating Expenses - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 25,769,551	$ 25,996,238	$ 22,467,570
Turnover tax [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	13,084,958	13,302,835	10,732,219
Contributions to the Deposit Insurance Scheme [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	863,094	785,842	674,535
Charges for Other Provisions [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	1,700,413	1,624,733	554,612
Claims [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	336,242	477,505	306,392
Other Financial Expenses [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	1,835,429	840,757	491,700
Interest on leases [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	375,449
Credit-card-relates expenses [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	4,441,287	4,525,663	4,029,551
Other Expenses from Services [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	2,188,046	3,273,064	3,349,536
Other expenses [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 944,633	$ 1,165,839	$ 2,329,025